Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Exchange Rates	The exchange rates as of June 30, 2024, 2023 and 2022 for the years then ended are as follows:
	As of June 30,			For the year ended June 30,
	2024	2023	2022	2024	2023	2022
Foreign currency	Balance Sheet	Balance Sheet	Balance Sheet	Profits/ Loss	Profits/ Loss	Profits/ Loss
RMB:1US$	7.1268	7.2258	6.7114	7.1326	6.9415	6.4571

Schedule of Estimated Useful Lives	Estimated useful lives are as follows, taking into account the assets’ estimated residual value:
Category	Estimated useful lives
Office equipment	3 years
Furniture and fixtures	3 – 5 years

Schedule of Intangible Assets	Intangible assets consist primarily of the computer software. Intangible assets are stated at cost less accumulated amortization. Intangible assets are amortized using the straight-line method.
Computer software	15 years

Schedule of Disaggregated Revenue	The following table summarized disaggregated revenue for the years ended June 30, 2024, 2023 and 2022:
	For the year ended June 30,
	2024	2023	2022
Digital promotion services	$37,844,632	$72,026,101	$66,064,403
Risk-assessment services	8,660,684	15,221,261	9,422,404
Value-added services	5,094,790	7,071,348	11,190,058
Total	$51,600,106	$94,318,710	$86,676,865